Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED GLOBAL ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jun. 24, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2016